Taxation (Tables)	6 Months Ended
Jun. 30, 2018
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Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate

	Half year to 30 June 2018 £m	Half year to 30 June 2017 £m
Profit before tax	903	1,063

Tax calculated at a tax rate of 19% (H117: 19.25%)	172	205
Bank surcharge on profits	64	77
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	13	18
Non-deductible conduct remediation	(2)	16
Net disallowable items and non-taxable income	10	12
Adjustment to prior period provisions	(6)	(10)

Tax charge	256	323